Tax provision - Major components of income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Recognized In Profit Or Loss [Abstract]
Current tax expense (income)	$ (61)	$ (581)
Deferred tax expense (income) recognised in profit or loss	122	(37)
Tax expense (income)	61	(618)
Income Tax Expense Recognized In Other Comprehensive Income [Abstract]
Income tax relating to components of other comprehensive income	12	(56)
Income Tax Expense (Income) Recognized In Profit Or Loss And Comprehensive Income	$ 73	$ (674)